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FEDERATED CAPITAL APPRECIATION FUND II
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A PORTFOLIO OF FEDERATED INSURANCE SERIES
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PRIMARY SHARES
SERVICE SHARES
SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2007.



Under the section entitled "Securities in Which the Fund Invests" please add the following paragraph:


INVESTING IN EXCHANGE TRADED FUNDS


The Fund may invest in exchange traded funds (ETFs) as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs are traded on stock exchanges or on the over-the-counter market. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Under the section entitled "Investment Risks" please add the following paragraph:


Exchange-Traded Funds Risks

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Fund invests. The net asset value of the Fund will fluctuate with the changes in the value of the ETFs in which the Fund invests. The change in value of the ETFs are due to the change in price of the securities in which the ETFs' invest. Therefore, the Fund's net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.






                                                         November 21, 2007

Cusip 313916835
Cusip 313916819
(11-07)